1
The Gabelli Value 25 Fund Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 95 .4%
Automotive — 0 .9%
100,000 Iveco Group NV ........................................ $ 2,154,969
Automotive: Parts and Accessories — 3 .4%
78,000 Dana Inc. ................................................. 1,563,120
78,000 Garrett Motion Inc. ................................... 1,062,360
39,000 Genuine Parts Co. ..................................... 5,405,400
8,030,880
Broadcasting — 2 .8%
1,300 GCI Liberty Inc. , Cl. A † ............................. 48,822
14,300 GCI Liberty Inc. , Cl. C † ............................. 532,961
6,500 Liberty Broadband Corp. , Cl. A † ................ 411,645
22,500 Liberty Broadband Corp. , Cl. C † ................ 1,429,650
168,000 Sinclair Inc. .............................................. 2,536,800
23,200 Sirius XM Holdings Inc. ............................ 539,980
48,000 TEGNA Inc. .............................................. 975,840
6,475,698
Cable and Satellite — 2 .0%
18,500 AMC Networks Inc. , Cl. A † ........................ 152,440
70,000 Comcast Corp. , Cl. A ................................ 2,199,400
16,000 EchoStar Corp. , Cl. A † .............................. 1,221,760
36,000 Rogers Communications Inc. , Cl. B ........... 1,240,920
4,814,520
Computer Software and Services — 0 .8%
2,500 Meta Platforms Inc. , Cl. A ......................... 1,835,950
Consumer Products — 0 .8%
14,000 Edgewell Personal Care Co. ...................... 285,040
17,000 Energizer Holdings Inc. ............................. 423,130
19,000 The Scotts Miracle-Gro Co. ....................... 1,082,050
1,790,220
Copyright/Creativity Companies — 0 .1%
15,000 NIQ Global Intelligence plc † ...................... 235,500
Diversified Industrial — 5 .6%
39,000 Ampco-Pittsburgh Corp. † ......................... 89,310
273,000 Bollore SE ................................................ 1,543,603
53,500 Crane Co. ................................................. 9,851,490
8,000 Honeywell International Inc. ...................... 1,684,000
13,168,403
Electronics — 8 .0%
52,000 Resideo Technologies Inc. † ...................... 2,245,360
573,000 Sony Group Corp. , ADR ............................ 16,496,670
18,742,030
Energy and Utilities — 6 .7%
52,500 APA Corp. ................................................ 1,274,700
7,500 Exxon Mobil Corp. .................................... 845,625
22,500 Halliburton Co. ......................................... 553,500
32,500 Innovex International Inc. † ....................... 602,550
132,500 National Fuel Gas Co. ................................ 12,239,025
Shares
Market
Value
2,400 Southwest Gas Holdings Inc. .................... $ 188,016
15,703,416
Entertainment — 18 .8%
60,000 Atlanta Braves Holdings Inc. , Cl. A † .......... 2,728,200
132,300 Atlanta Braves Holdings Inc. , Cl. C † .......... 5,502,357
200 Electronic Arts Inc. ................................... 40,340
37,500 Fox Corp. , Cl. A ........................................ 2,364,750
1,100 Fox Corp. , Cl. B ........................................ 63,019
1,105,000 Grupo Televisa SAB , ADR ......................... 2,972,450
485,000 Havas NV ................................................. 891,418
1,000 Liberty Media Corp.-Liberty Live , Cl. C † .... 96,970
72,200 Madison Square Garden Entertainment
Corp. † .................................................. 3,266,328
49,500 Madison Square Garden Sports Corp. † ..... 11,236,500
300,000 Ollamani SAB † ......................................... 899,336
83,052 Sphere Entertainment Co. † ....................... 5,159,190
14,700 The Walt Disney Co. ................................. 1,683,150
300,000 Vivendi SE ................................................ 1,055,941
310,000 Warner Bros Discovery Inc. † .................... 6,054,300
44,014,249
Environmental Services — 6 .2%
44,400 Republic Services Inc. .............................. 10,188,912
24,500 Waste Connections Inc. ............................ 4,307,100
14,496,012
Equipment and Supplies — 2 .3%
56,000 Flowserve Corp. ....................................... 2,975,840
6,200 Valmont Industries Inc. ............................. 2,403,926
5,379,766
Financial Services — 15 .3%
29,500 American Express Co. ............................... 9,798,720
20,000 Citigroup Inc. ........................................... 2,030,000
5,500 KKR & Co. Inc. ......................................... 714,725
30,000 Loews Corp. ............................................. 3,011,700
117,000 Sony Financial Group Inc. , ADR † .............. 648,180
153,500 The Bank of New York Mellon Corp. .......... 16,725,360
2,500 The Goldman Sachs Group Inc. ................. 1,990,875
5,500 The PNC Financial Services Group Inc. ...... 1,105,115
36,024,675
Food and Beverage — 2 .8%
45,000 Diageo plc , ADR ....................................... 4,294,350
38,000 Mondelēz International Inc. , Cl. A .............. 2,373,860
6,668,210
Health Care — 2 .3%
55,000 Baxter International Inc. ............................ 1,252,350
32,000 Perrigo Co. plc ......................................... 712,640
20,000 Verona Pharma plc , ADR † ........................ 2,134,200
9,500 Zimmer Biomet Holdings Inc. ................... 935,750
16,000 Zimvie Inc. † ............................................. 303,040
5,337,980

The Gabelli Value 25 Fund Inc.
Schedule of Investments (Continued) — September 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Hotels and Gaming — 1 .5%
40,000 Ryman Hospitality Properties Inc. , REIT .... $ 3,583,600
Machinery — 1 .8%
385,000 CNH Industrial NV .................................... 4,177,250
Metals and Mining — 9 .2%
22,200 Freeport-McMoRan Inc. ............................ 870,684
246,000 Newmont Corp. ........................................ 20,740,260
21,610,944
Telecommunication Services — 0 .6%
110,000 Liberty Global Ltd. , Cl. A † ......................... 1,260,600
23,000 Liberty Global Ltd. , Cl. C † ......................... 270,250
1,530,850
Telecommunications — 2 .3%
30,000 Sunrise Communications AG , Cl. A ........... 1,771,999
91,000 Telephone and Data Systems Inc. .............. 3,570,840
5,342,839
Wireless Communications — 1 .2%
55,000 Array Digital Infrastructure Inc. ................. 2,750,550
TOTAL COMMON STOCKS ........................ 223,868,511
Shares
Market
Value
RIGHTS — 0.0%
Health Care — 0.0%
2,000 ABIOMED Inc. , CVR † ................................ $ 3,200
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 4 .6%
$ 10,725,000 U.S. Treasury Bills,
3.885 % to 4.168% †† ,
11/04/25 to 02/19/26 ............................ 10,671,138
TOTAL INVESTMENTS — 100.0%
(Cost $ 91,798,319 ) ............................... $ 234,542,849
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
REIT Real Estate Investment Trust